UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4626

Tax-Free Trust of Oregon
(Exact name of Registrant as specified in charter)

   380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

  Joseph P. DiMaggio
  380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 9/30

Date of reporting period: 3/31/10

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS

Semi-Annual Report
March 31, 2010

TAX-FREE TRUST OF OREGON A tax-free income investment

Serving Oregon Investors For More Than Two Decades Tax-Free Trust of Oregon “Preservation”

May, 2010

Dear Fellow Shareholder:

A topic which is frequently in the headlines these days is preservation - preservation of natural resources, the environment and ecological status quos. And, lately, with the severe recession we have had to endure, self-preservation rightfully seems to be on everyone’s mind as well.

Indeed, preservation is the cornerstone of our investment philosophy for Tax-Free Trust of Oregon. The Trust’s very objective is to seek to provide you as high a level of current income exempt from Oregon state and regular Federal income taxes as is consistent with preservation of capital.

In our opinion, this simple word – preservation – speaks volumes. The Management of Tax-Free Trust of Oregon strives to not only give our shareholders a tax-free return ON their money, but also a return OF their money.

Action Plan

With the Trust’s objective clearly defined, how do we go about endeavoring to fulfill this goal?

Your knowledgeable and experienced portfolio manager employs very distinct techniques in the construction of your Trust’s portfolio as we strive, to the maximum extent possible, to never have “surprises” with any of the securities in your Trust’s portfolio. To help limit the degree of uncertainty, your portfolio manager seeks to maintain a portfolio constructed of high quality, intermediate maturity bonds, while bearing in mind the desirability of project as well as geographic diversification.

Quality

In our judgment, a key element in striving to preserve your investment is that of quality. As you may know, there are nine separate credit ratings. However, by prospectus, Tax-Free Trust of Oregon can only purchase securities deemed to be investment grade – those within the top four credit ratings -AAA, AA, A and Baa.

In general, the higher the quality rating of a municipal security, the greater and more reliable the cash flow there is for the municipality to cover interest and principal payments when due on the security. Of course, no matter what quality rating exists with any security, it still is going to be subject to market fluctuations. However, our experience has been that top-quality ratings tend to have less fluctuation in value than lower quality ratings. Furthermore, when they do fluctuate in value, they often return to their base market price at a quicker rate than lower-grade securities.

Maturity

Another factor that we very strongly embrace in striving to preserve your investment is the maturity structure of the portfolio of Tax-Free Trust of Oregon.

NOT A PART OF THE SEMI-ANNUAL REPORT

As you know, long-term bonds generally tend to produce a higher return than short-term bonds. However, such longer maturity bonds may also experience a higher degree of volatility in their price. This higher price volatility normally associated with longer-term maturity bonds exists because it reflects the risks associated with the unpredictability of future events and the potential interest rate changes over the extended life of the municipal bond.

Thus, your Trust’s portfolio manager generally seeks to balance out longer-term maturities with a portion of the Trust’s investments in shorter-term maturities. Through utilizing a blend of maturities –both shorter-term and longer-term – Tax-Free Trust of Oregon attempts to provide a satisfactory level of return without subjecting the share price to excessive swings as interest rates increase and decrease. We feel that this focus on keeping the average of maturities relatively intermediate in term takes the best that each investment has to offer – gaining stability from the shorter-term maturities and higher yields from the longer-term maturities.

Diversification

We also strive to employ diversification in the construction of the Trust’s portfolio - both in terms of the type of project as well as geographic characteristics within the State. To the maximum extent possible, we endeavor to include in the portfolio securities representing locations throughout Oregon and all types of public purpose projects. In this way, we increase the odds that no one project or area of the State will have any significant adverse influence upon your investment in the Trust.

Your Confidence is Appreciated

All in all, we have tried to make sure that we are preserving your investment in Tax-Free Trust of Oregon to as high a degree as possible.

We appreciate your continued confidence in the Trust through your investment.

Sincerely,

Lacy B. Herrmann Founder and Chairman Emeritus	Diana P. Herrmann Vice Chair and President

Consideration should be given to the risks of investing, including: potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future stability. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes.

NOT A PART OF THE SEMI-ANNUAL REPORT

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	State of Oregon General Obligation Bonds (43.1%)	S&P	Value
	Bend, Oregon Transportation Highway System
	(National Public Finance Guarantee Insured)
$1,135,000	5.300%, 09/01/17 pre-refunded	A1/NR	$1,158,006
	Benton and Linn Counties, Oregon School District
	#509J (Assured Guaranty Municipal Corp. Insured)
4,670,000	5.000%, 06/01/21 pre-refunded	Aa2/NR	5,203,501
	Chemeketa, Oregon Community College District
	(Financial Guaranty Insurance Corporation Insured)
1,385,000	5.500%, 06/01/14 Escrowed to Maturity	NR/NR*	1,575,438
	Chemeketa, Oregon Community College District
	(State School Guaranty Program)
1,235,000	5.000%, 06/15/25	NR/AA	1,344,767
1,540,000	5.000%, 06/15/26	NR/AA	1,668,960
	City of Lake Oswego, Oregon Series A
3,500,000	4.500%, 12/01/34	Aa1/AAA	3,536,470
	Clackamas, Oregon Community College District
	(National Public Finance Guarantee Insured)
1,535,000	5.000%, 05/01/25	A1/AA	1,629,694
	Clackamas County, Oregon School District #12 (North
	Clackamas) Convertible Capital Appreciation Bonds
	(Assured Guaranty Municipal Corp. Insured) (School
	Bond Guaranty Program) (converts to a 5% coupon
	on 06/15/11)
6,000,000	zero coupon, 06/15/27 Series B	Aa2/AAA	5,920,080
9,250,000	zero coupon, 06/15/29	Aa2/AAA	9,046,315
	Clackamas County, Oregon School District #46
	(Oregon Trail) (School Bond Guaranty Program)
1,865,000	5.000%, 06/15/28 Series A	NR/AA	1,986,467
1,800,000	5.000%, 06/15/29 Series A	NR/AA	1,911,582
2,000,000	4.500%, 06/15/30	Aa2/AAA	2,026,880
3,115,000	4.750%, 06/15/31	Aa2/AAA	3,200,725
	Clackamas County, Oregon School District No. 46,
	(Oregon Trail) Series A
2,000,000	5.000%, 06/15/32	NR/AA	2,099,060
3,780,000	4.750%, 06/15/32	NR/AA	3,884,668

     TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	State of Oregon General Obligation Bonds (continued)	S&P	Value
	Clackamas County, Oregon School District #62
	(Oregon City) (State School Bond Guaranty Program)
$1,055,000	5.500%, 06/15/20 pre-refunded	Aa2/AAA	$1,065,582
	Clackamas County, Oregon School District #86 (Canby)
	(Assured Guaranty Municipal Corp. Insured)
2,240,000	5.000%, 06/15/19	Aa2/AAA	2,433,581
	Clackamas County, Oregon School District #108
	(Estacada) (Assured Guaranty Municipal Corp.
	Insured)
1,295,000	5.375%, 06/15/17 pre-refunded	Aa3/AAA	1,370,058
2,000,000	5.000%, 06/15/25 pre-refunded	Aa3/AAA	2,107,020
	Clackamas County, Oregon School District #115
	(Gladstone) (National Public Finance Guarantee
	Insured) (State School Bond Guaranty Program)
5,000,000	zero coupon, 06/15/27	Baa1/AA	2,114,200
	Clackamas County, Oregon Tax Allocation
705,000	6.500%, 05/01/20	NR/NR*	705,212
	Clackamas & Washington Counties, Oregon School
	District No. 003 (West Linn-Wilsonville) (School
	Bond Guaranty Program)
500,000	5.000%, 06/15/34	Aa2/AA	530,995
	Clackamas & Washington Counties, Oregon School
	District #3J (West Linn - Wilsonville) (State School
	Bond Guaranty Program)
2,850,000	5.000%, 06/15/27	Aa2/AA	3,113,083
2,000,000	4.500%, 06/15/29	Aa2/AA	2,080,860
1,965,000	5.000%, 06/15/30	Aa2/AA	2,116,344
2,000,000	4.750%, 06/15/32	Aa2/AA	2,100,180
3,000,000	5.000%, 06/15/33	Aa2/AA	3,190,680
	Columbia County, Oregon School District #502
	(National Public Finance Guarantee Financial
	Guaranty Insurance Corporation Insured)
2,070,000	zero coupon, 06/01/15	A2/A	1,754,056
	Columbia & Washington Counties, Oregon School
	District #47J (Vernonia) (State School Bond
	Guaranty Program)
3,430,000	5.00%, 06/15/27	NR/AA	3,690,783

     TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	State of Oregon General Obligation Bonds (continued)	S&P	Value
	Deschutes County, Oregon (Assured Guaranty
	Municipal Corp. Insured)
$2,260,000	5.000%, 12/01/16	Aa3/NR	$2,431,218
	Deschutes County, Oregon Administrative School
	District #1 (Bend-LaPine)
	(Assured Guaranty Municipal Corp. Insured)
1,300,000	5.500%, 06/15/16 pre-refunded	Aa2/NR	1,377,285
1,355,000	5.500%, 06/15/18 pre-refunded	Aa2/NR	1,435,555
3,000,000	5.125%, 06/15/21 pre-refunded	Aa2/NR	3,165,000
	Deschutes County, Oregon School District #6 (Sisters)
	(Assured Guaranty Municipal Corp. Insured)
1,735,000	5.250%, 06/15/19	Aa3/AAA	2,004,255
1,030,000	5.250%, 06/15/21	Aa3/AAA	1,191,535
	Deschutes and Jefferson Counties, Oregon School
	District #02J (Redmond) (National Public Finance
	Guarantee- Financial Guaranty Insurance
	Corporation Insured)
1,000,000	5.000%, 06/15/21	Aa2/NR	1,060,360
2,330,000	zero coupon, 06/15/22	Aa2/NR	1,357,598
	Deschutes and Jefferson Counties, Oregon School
	District #02J (Redmond) (School Bond Guaranty
	Program)
1,025,000	zero coupon, 06/15/23	Aa2/NR	562,561
2,775,000	zero coupon, 06/15/29	Aa2/NR	1,061,576
5,000,000	6.000%, 06/15/31	Aa2/NR	5,737,450
	Douglas County, Oregon School District #116
	(Winston-Dillard) (State School Bond Guaranty
	Program)
1,020,000	5.625%, 06/15/20 pre-refunded	NR/AA	1,030,577
	Gresham, Oregon (Assured Guaranty Municipal Corp.
	Insured)
1,155,000	5.375%, 06/01/18	Aa3/NR	1,224,635
	Independence, Oregon City Hall Project (Assured
	Guaranty Municipal Corp. Insured)
2,435,000	5.00%, 06/15/30	NR/AAA	2,533,471

     TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	State of Oregon General Obligation Bonds (continued)	S&P	Value
	Jackson County, Oregon School District #4
	(Phoenix-Talent) (Assured Guaranty Municipal
	Corp. Insured)
$1,395,000	5.500%, 06/15/18 pre-refunded	Aa3/AAA	$1,478,798
	Jackson County, Oregon School District #9 (Eagle
	Point) (National Public Finance Guarantee Insured)
2,080,000	5.500%, 06/15/15	Aa2/NR	2,377,606
1,445,000	5.500%, 06/15/16	Aa2/NR	1,667,082
	Jackson County, Oregon School District #9 (Eagle
	Point) (State School Bond Guaranty Program)
1,120,000	5.625%, 06/15/17 pre-refunded	Aa2/NR	1,188,936
1,880,000	5.000%, 06/15/21 pre-refunded	Aa2/NR	1,981,764
	Jackson County, Oregon School District #549
	(Medford) (State School Bond Guaranty Program)
1,750,000	5.000%, 06/15/12	Aa2/NR	1,895,775
	Jackson County, Oregon School District #549C
	(Medford) (Assured Guaranty Municipal Corp.
	Insured)
2,000,000	4.750%, 12/15/29	Aa2/AAA	2,075,540
3,000,000	5.000%, 12/15/32	Aa2/AAA	3,144,120
	Jackson County, Oregon School District #549C
	(Medford) (School Board Guaranty)
1,000,000	4.625%, 06/15/27	Aa2/AA	1,032,650
1,000,000	4.625%, 06/15/30	Aa2/AA	1,024,270
1,000,000	5.000%, 06/15/33	Aa2/AA	1,047,840
	Jefferson County, Oregon School District #509J
	(National Public Finance Guarantee Financial
	Guaranty Insurance Corporation Insured)
1,215,000	5.250%, 06/15/14	NR/AA	1,316,416
1,025,000	5.250%, 06/15/17	NR/AA	1,107,082
	Josephine County, Oregon Three Rivers School
	District (Assured Guaranty Municipal Corp. Insured)
1,780,000	5.250%, 06/15/18 pre-refunded	Aa2/NR	1,880,534
	Keizer, Oregon
2,320,000	5.200%, 06/01/31	A3/NR	2,358,373

     TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	State of Oregon General Obligation Bonds (continued)	S&P	Value
	Lane County, Oregon School District #19 (Springfield)
	(Assured Guaranty Municipal Corp. Insured)
$3,425,000	zero coupon, 06/15/29	Aa2/NR	$1,269,237
	Lane County, Oregon School District #40 (Creswell)
	(State School Bond Guaranty Program)
1,430,000	5.375%, 06/15/20 pre-refunded	NR/AA	1,444,143
	Linn County, Oregon School District #7 (Harrisburg)
	(State School Bond Guaranty Program)
1,660,000	5.500%, 06/15/19 pre-refunded	NR/AA	1,676,816
	Linn County, Oregon School District #9 (Lebanon)
	(Financial Guaranty Insurance Corporation Insured)
	(State School Bond Guaranty Program)
3,000,000	5.600%, 06/15/30 pre-refunded	NR/AA	3,397,920
	Linn County, Oregon School District #9 (Lebanon)
	(National Public Finance Guarantee Insured)
	(State School Bond Guaranty Program)
2,500,000	5.000%, 06/15/30	Baa1/AA	2,547,675
	Metro, Oregon
1,100,000	5.000%, 06/01/18	Aaa/AAA	1,251,261
	Morrow County, Oregon School District #1 (Assured
	Guaranty Municipal Corp. Insured)
1,710,000	5.250%, 06/15/19	Aa3/AAA	1,975,375
	Multnomah County, Oregon School District #7
	(Reynolds) (State School Bond Guaranty Program)
500,000	5.625%, 06/15/17 pre-refunded	Aa2/AA	530,465
2,375,000	5.125%, 06/15/19 pre-refunded	Aa2/AA	2,505,625
	Multnomah and Clackamas Counties, Oregon School
	District #10 (Gresham-Barlow) (Assured Guaranty
	Municipal Corp. Insured)
1,500,000	5.500%, 06/15/18 pre-refunded	Aa3/AAA	1,590,105
4,275,000	5.250%, 06/15/19	Aa2/AAA	4,938,437
2,650,000	5.000%, 06/15/21 pre-refunded	Aa3/AAA	2,793,444
	Multnomah and Clackamas Counties, Oregon School
	District #28JT (Centennial) (Assured Guaranty
	Municipal Corp. Insured)
2,680,000	5.250%, 12/15/18	Aa2/NR	3,011,623

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	State of Oregon General Obligation Bonds (continued)	S&P	Value
	Multnomah and Clackamas Counties, Oregon School
	District #51J (Riverdale) (State School Bond
	Guaranty Program)
$1,250,000	zero coupon, 06/15/31	NR/AA	$413,400
1,300,000	zero coupon, 06/15/32	NR/AA	402,805
1,325,000	zero coupon, 06/15/33	NR/AA	386,807
1,365,000	zero coupon, 06/15/34	NR/AA	373,464
	Oregon Coast Community College District (National
	Public Finance Guarantee Insured) (State School
	Bond Guaranty Program)
1,590,000	5.250%, 06/15/17	Aa2/NR	1,768,287
	Oregon State Alternative Energy Project
1,255,000	4.750%, 04/01/29 Series B	Aa2/AA	1,308,124
	Pacific City, Oregon Joint Water - Sanitary Authority
1,830,000	4.800%, 07/01/27	NR/NR*	1,796,200
	Polk, Marion & Benton Counties, Oregon School
	District #13J (Central) (Assured Guaranty
	Municipal Corp. Insured)
1,520,000	5.000%, 06/15/21	Aa3/AAA	1,649,686
	Polk Marion & Benton Counties, Oregon School
	District No. 13J (Central) Series B (State School
	Bond Guaranty Program)
5,650,000	zero coupon, 06/15/32	NR/AA	1,851,957
	Portland, Oregon
1,000,000	4.600%, 06/01/14	Aaa/NR	1,004,670
2,975,000	zero coupon, 06/01/15	Aa1/NR	2,572,631
8,650,000	4.350%, 06/01/23	Aa1/NR	8,877,754
	Portland, Oregon Community College District
	(Financial Guaranty Insurance Corporation Insured)
1,395,000	5.000%, 06/01/17 pre-refunded	Aa2/AA	1,467,219
	Redmond, Oregon Terminal Expansion Project
500,000	5.000%, 06/01/34	A3/NR	491,705
	City of Salem, Oregon
1,750,000	5.000%, 06/01/29	A1/AA-	1,840,440
	Salem-Keizer, Oregon School District #24J (Assured
	Guaranty Municipal Corp. Insured)
1,000,000	5.000%, 06/15/19	Aa2/AAA	1,089,290

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	State of Oregon General Obligation Bonds (continued)	S&P	Value
	Salem-Keizer, Oregon School District #24J (State
	School Bond Guaranty Program)
$4,000,000	zero coupon, 06/15/28	Aa2/AA	$1,658,040
3,090,000	zero coupon, 06/15/29	Aa2/AA	1,204,420
3,500,000	zero coupon, 06/15/30	Aa2/AA	1,286,145
	Southwestern Oregon Community College District
	(National Public Finance Guarantee Insured)
1,120,000	6.000%, 06/01/25 pre-refunded	NR/A	1,129,542
	State of Oregon
500,000	6.000%, 10/01/29	Aa2/AA	570,970
	State of Oregon Board of Higher Education
820,000	zero coupon, 08/01/16	Aa2/AA	667,611
2,000,000	5.000%, 08/01/21	Aa2/AA	2,164,540
500,000	5.750%, 08/01/29 Series A	Aa2/AA	564,015
1,000,000	5.000%, 08/01/34	Aa2/AA	1,062,120
1,000,000	5.000%, 08/01/38	Aa2/AA	1,052,750
	State of Oregon Elderly and Disabled Housing
25,000	6.250%, 08/01/13	Aa2/AA	25,062
	State of Oregon Veterans' Welfare
525,000	5.200%, 10/01/18	Aa2/AA	527,714
550,000	4.800%, 12/01/22	Aa2/AA	583,787
400,000	4.900%, 12/01/26	Aa2/AA	423,204
	The Dalles, Oregon
230,000	4.000%, 06/01/20	NR/A+	235,787
155,000	4.000%, 06/01/21	NR/A+	158,023
130,000	4.125%, 06/01/22	NR/A+	133,116
100,000	4.200%, 06/01/23	NR/A+	102,566
	Wasco County, Oregon School District #12 (The
	Dalles) (Assured Guaranty Municipal Corp. Insured)
1,135,000	6.000%, 06/15/15 pre-refunded	Aa3/AAA	1,147,587
1,400,000	5.500%, 06/15/17	Aa3/AAA	1,625,820
1,790,000	5.500%, 06/15/20	Aa3/AAA	2,113,095
	Washington County, Oregon
2,465,000	5.000%, 06/01/23	Aa2/NR	2,706,348
	Washington County, Oregon School District #15
	(Forest Grove) (Assured Guaranty Municipal Corp.
	Insured)
1,760,000	5.375%, 06/15/16 pre-refunded	Aa2/NR	1,862,010
2,000,000	5.000%, 06/15/21 pre-refunded	Aa2/NR	2,107,020

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	State of Oregon General Obligation Bonds (continued)	S&P	Value
	Washington County, Oregon School District #48J
	(Beaverton) (Assured Guaranty Corporation Insured)
$1,280,000	5.000%, 06/01/31	Aa3/AAA	$1,357,082
1,000,000	5.125%, 06/01/36	Aa3/AAA	1,053,310
	Yamhill County, Oregon School District #40
	(McMinnville) (Assured Guaranty Municipal Corp.
	Insured)
1,375,000	5.000%, 06/15/22	Aa2/NR	1,459,233
	Total General Obligation Bonds		211,522,591

	State of Oregon Revenue Bonds (54.1%)

	Airport Revenue Bonds (0.4%)
	Jackson County, Oregon Airport Revenue (Syncora
	Guarantee, Inc.)
750,000	5.250%, 12/01/32	Baa1/NR	721,133
	Redmond, Oregon Airport Revenue
550,000	6.000%, 06/01/34	Baa3/NR	556,122
825,000	6.250%, 06/01/39	Baa3/NR	828,911
	Total Airport Revenue Bonds		2,106,166

	Certificates of Participation Revenue Bonds (5.9%)
	Oregon State Department of Administrative Services
3,270,000	5.000%, 11/01/27 Series C	Aa3/AA-	3,466,364
2,155,000	5.000%, 11/01/28 Series C	Aa3/AA-	2,272,254
5,000,000	5.125%, 05/01/33	Aa3/AA-	5,211,550
	Oregon State Department of Administration Services
	(American Municipal Bond Assurance Corp. Insured)
500,000	5.375%, 05/01/14	Aa3/AA-	524,625
	Oregon State Department of Administrative Services
	(National Public Finance Guarantee- Financial
	Guaranty Insurance Corporation Insured)
2,000,000	5.000%, 11/01/20	Aa3/AA-	2,142,200
2,660,000	5.000%, 11/01/23	Aa3/AA-	2,820,159
2,945,000	5.000%, 11/01/24	Aa3/AA-	3,110,097
1,475,000	5.000%, 11/01/26	Aa3/AA-	1,545,535
3,880,000	5.000%, 11/01/27	Aa3/AA-	4,049,672

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	State of Oregon Revenue Bonds (continued)	S&P	Value
	Oregon State Department of Administrative Services
	(Assured Guaranty Municipal Corp. Insured)
$2,280,000	4.500%, 11/01/32	Aa3/AAA	$2,260,780
1,645,000	4.750%, 05/01/33	Aa3/AAA	1,661,417
	Total Certificates of Participation Revenue Bonds		29,064,653

	Development Revenue Bonds (1.2%)
	Oregon State Bond Bank Revenue, Oregon Economic
	& Community Development Series A
250,000	4.750%, 01/01/34	Aa3/AA+	254,820
	Portland, Oregon Economic Development (Broadway
	Project)
5,000,000	6.500%, 04/01/35	A2/A+	5,537,350
	Total Development Revenue Bonds		5,792,170

	Hospital Revenue Bonds (12.6%)
	Clackamas County, Oregon Hospital Facilities
	Authority (Legacy Health System)
4,025,000	5.250%, 05/01/21	A2/A+	4,085,455
	Clackamas County, Oregon Hospital Facility Authority
	(Legacy Health System) Series A
750,000	5.500%, 07/15/35	A2/A+	769,658
	Deschutes County, Oregon Hospital Facilities
	Authority (Cascade Health)
2,000,000	5.600%, 01/01/27 pre-refunded	A3/NR	2,162,260
3,500,000	8.000%, 01/01/28	A3/NR	4,169,795
3,000,000	5.600%, 01/01/32 pre-refunded	A3/NR	3,243,390
	Deschutes County, Oregon Hospital Facilities Authority
	(Cascade Health) (American Municipal Bond
	Assurance Corp. Insured)
3,250,000	5.375%, 01/01/35	A3/NR	3,243,858
	Klamath Falls, Oregon Inter Community Hospital
	(Merle West) (Assured Guaranty Municipal
	Corporation Insured)
3,575,000	5.000%, 09/01/36	NR/AAA	3,249,889

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	State of Oregon Revenue Bonds (continued)	S&P	Value
	Medford, Oregon Hospital Facilities Authority
	Revenue Refunding, Asante Health Systems
	(Assured Guaranty Municipal Corp. Insured)
$9,000,000	5.500%, 08/15/28	NR/AAA	$9,433,980
	Medford, Oregon Hospital Facilities Authority
	(National Public Finance Guarantee Insured)
345,000	5.000%, 08/15/18	Baa1/A	345,569
	Multnomah County, Oregon Hospital Facilities
	Authority (Adventist Health/West)
500,000	5.000%, 09/01/21	NR/A***	528,400
2,000,000	5.125%, 09/01/40	NR/A***	1,989,220
	Multnomah County, Oregon Hospital Facilities
	Authority (Providence Health System)
1,390,000	5.250%, 10/01/22	Aa2/AA	1,457,790
	Multnomah County, Oregon Hospital Facilities
	Authority (Terwilliger Plaza Project)
1,250,000	5.250%, 12/01/36	NR/NR*	1,074,275
	Oregon Health Sciences University Series B (National
	Public Finance Guarantee Insured)
1,400,000	5.250%, 07/01/15	A2/A	1,400,336
	Oregon State Facilities Authority Revenue, Refunding,
	Legacy Health Systems
2,000,000	4.250%, 03/15/17	A2/A+	2,050,740
3,000,000	4.500%, 03/15/18	A2/A+	3,086,730
1,000,000	4.750%, 03/15/24	A2/A+	1,008,650
1,000,000	5.000%, 03/15/30	A2/A+	1,003,860
	Oregon State Facilities Authority Revenue, Refunding,
	Samaritan Health Services
1,500,000	4.375%, 10/01/20	NR/A-	1,518,255
2,000,000	4.500%, 10/01/21	NR/A-	2,001,640
1,520,000	5.000%, 10/01/23	NR/A-	1,559,930
1,795,000	4.875%, 10/01/25	NR/A-	1,795,718
2,000,000	5.000%, 10/01/30	NR/A-	1,966,300
	Salem, Oregon Hospital Facility Authority (Salem
	Hospital)
2,000,000	5.750%, 08/15/23	NR/A+***	2,159,420
3,300,000	4.500%, 08/15/30	NR/A+***	3,073,257

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	State of Oregon Revenue Bonds (continued)	S&P	Value
	State of Oregon Health Housing Educational and
	Cultural Facilities Authority (Peacehealth) (American
	Municipal Bond Assurance Corp. Insured)
$1,835,000	5.250%, 11/15/17	NR/AA-**	$1,907,060
1,430,000	5.000%, 11/15/32	NR/AA-**	1,437,207
	Total Hospital Revenue Bonds		61,722,642

	Housing, Educational and Cultural Revenue Bonds (8.6%)
	Forest Grove, Oregon Campus Improvement (Pacific
	University Project)
1,500,000	6.000%, 05/01/30	NR/BBB	1,502,055
	Forest Grove, Oregon (Pacific University) (Radian
	Insured)
4,000,000	5.000%, 05/01/22	NR/BBB	3,942,880
	Forest Grove, Oregon Student Housing (Oak Tree
	Foundation)
5,750,000	5.500%, 03/01/37	NR/NR*	5,143,432
	Oregon Health Sciences University (National Public
	Finance Guarantee Insured)
11,550,000	zero coupon, 07/01/21	A2/A	6,048,966
2,890,000	5.250%, 07/01/22	A2/A	2,923,495
	Oregon Health & Science University Series A
5,000,000	5.750%, 07/01/39	A2/BBB+	5,400,950
	Oregon State Facilities Authority (Linfield College)
2,115,000	5.000%, 10/01/25	Baa1/NR	2,083,635
	Oregon State Facilities Authority Revenue (University
	of Portland)
5,000,000	5.000%, 04/01/32	NR/BBB+	4,762,900
	Oregon State Facilities Authority Revenue (Willamette
	University)
5,000,000	5.000%, 10/01/32	NR/A	4,861,800
	State of Oregon Housing and Community Services
30,000	6.700%, 07/01/13	Aa2/NR	30,054
205,000	6.000%, 07/01/20	Aa2/NR	208,856
2,420,000	4.650%, 07/01/25	Aa2/NR	2,433,237
605,000	5.400%, 07/01/27	Aa2/NR	608,775
1,960,000	5.350%, 07/01/30	Aa2/NR	2,026,268
	Total Housing, Educational, and Cultural Revenue Bonds		41,977,303

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	State of Oregon Revenue Bonds (continued)	S&P	Value

	Transportation Revenue Bonds (5.4%)
	Oregon St. Department Transportation Highway Usertax
$3,025,000	5.500%, 11/15/18 pre-refunded	Aa2/AAA	$3,372,088
2,555,000	5.375%, 11/15/18 pre-refunded	Aa2/AAA	2,633,745
1,200,000	5.000%, 11/15/22	Aa2/AAA	1,290,756
1,260,000	5.000%, 11/15/23	Aa2/AAA	1,350,833
4,545,000	5.125%, 11/15/26 pre-refunded	Aa2/AAA	5,022,725
2,155,000	5.000%, 11/15/28	Aa2/AAA	2,291,843
1,000,000	5.000%, 11/15/29	Aa2/AAA	1,047,240
2,165,000	4.500%, 11/15/32	Aa2/AAA	2,177,384
3,510,000	5.000%, 11/15/33	Aa2/AAA	3,720,565
	Tri-County Metropolitan Transportation District, Oregon
1,440,000	5.750%, 08/01/16 pre-refunded	NR/AAA	1,465,459
1,775,000	5.000%, 09/01/16	Aa3/AAA	1,890,766
	Total Transportation Revenue Bonds		26,263,404

	Urban Renewal Revenue Bonds (3.0%)
	Portland, Oregon Airport Way Renewal and
	Redevelopment (American Municipal Bond
	Assurance Corp. Insured)
1,640,000	6.000%, 06/15/14 pre-refunded	Aa3/NR	1,674,243
1,765,000	5.750%, 06/15/20 pre-refunded	Aa3/NR	1,801,006
	Portland, Oregon River District Urban Renewal and
	Redevelopment (American Municipal Bond
	Assurance Corp. Insured)
1,915,000	5.000%, 06/15/20	A3/NR	1,981,029
	Portland, Oregon Urban Renewal Tax Allocation
	(American Municipal Bond Assurance Corp.
	Insured) (Convention Center)
1,150,000	5.750%, 06/15/18	Aa3/NR	1,170,229
2,000,000	5.450%, 06/15/19	Aa3/NR	2,033,640
	Portland, Oregon Urban Renewal Tax Allocation
	(Interstate Corridor) (National Public Finance
	Guarantee- Financial Guaranty Insurance
	Corporation Insured)
1,890,000	5.250%, 06/15/20	A3/NR	1,961,045
1,810,000	5.250%, 06/15/21	A3/NR	1,868,716
2,030,000	5.000%, 06/15/23	A3/NR	2,062,297
	Total Urban Renewal Revenue Bonds		14,552,205

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	State of Oregon Revenue Bonds (continued)	S&P	Value

	Utility Revenue Bonds (1.5%)
	Emerald Peoples Utility District, Oregon (Assured
	Guaranty Municipal Corp. Insured)
$1,455,000	5.250%, 11/01/22	Aa3/NR	$1,546,228
	Eugene, Oregon Electric Utility
5,635,000	5.000%, 08/01/30	A1/AA-	5,936,303
	Total Utility Revenue Bonds		7,482,531

	Water and Sewer Revenue Bonds (13.7%)
	Klamath Falls, Oregon Wastewater (American
	Municipal Bond Assurance Corp. Insured)
1,545,000	5.650%, 06/01/20 pre-refunded	NR/NR*	1,557,221
	Klamath Falls, Oregon Water (Assured Guaranty
	Municipal Corp. Insured)
1,575,000	5.500%, 07/01/16	Aa3/AAA	1,753,211
	Lane County, Oregon Metropolitan Wastewater
2,500,000	5.250%, 11/01/28	A1/AA-	2,687,200
	Lebanon, Oregon Wastewater (Assured Guaranty
	Municipal Corp. Insured)
1,000,000	5.700%, 03/01/20	Aa3/AAA	1,001,860
	Portland, Oregon Sewer System
5,000,000	5.000%, 06/15/33	A1/AA	5,204,150
	Portland, Oregon Sewer System (Financial Guaranty
	Insurance Corporation Insured)
2,500,000	5.750%, 08/01/19 pre-refunded	Aa3/AA	2,543,775
	Portland, Oregon Sewer System (Assured Guaranty
	Municipal Corp. Insured)
2,760,000	5.250%, 06/01/17	Aa3/AAA	2,974,700
4,595,000	5.000%, 06/01/17	Aa3/AAA	5,074,442
3,470,000	5.000%, 06/01/21	Aa3/AAA	3,656,825
	Portland, Oregon Sewer System (National Public
	Finance Guarantee Insured)
4,410,000	5.000%, 06/15/25	Aa3/AA	4,689,285
4,630,000	5.000%, 06/15/26	Aa3/AA	4,904,883
1,610,000	5.000%, 06/15/27	Aa3/AA	1,699,242
	Portland, Oregon Water System
2,420,000	5.500%, 08/01/19 pre-refunded	Aa1/NR	2,460,850
1,235,000	5.500%, 08/01/20 pre-refunded	Aa1/NR	1,255,847

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	State of Oregon Revenue Bonds (continued)	S&P	Value
	Portland, Oregon Water System (National Public
	Finance Guarantee Insured)
$2,725,000	4.500%, 10/01/27	Aa2/NR	$2,788,084
	Portland, Oregon Water System Revenue, Refunding,
	Series A
1,920,000	4.000%, 05/01/14	Aa1/NR	2,104,013
1,275,000	4.000%, 05/01/25	Aa1/NR	1,281,273
	Salem, Oregon Water & Sewer (Assured Guaranty
	Municipal Corp. Insured)
1,000,000	5.375%, 06/01/15	Aa3/AAA	1,142,830
1,970,000	5.375%, 06/01/16 pre-refunded	Aa3/AAA	1,985,524
	Sunrise Water Authority, Oregon (Assured Guaranty
	Municipal Corp. Insured)
2,630,000	5.000%, 03/01/19	Aa3/AAA	2,778,569
1,350,000	5.250%, 03/01/24	Aa3/AAA	1,421,834
	Sunrise Water Authority, Oregon (Syncora
	Guarantee, Inc.)
1,000,000	5.000%, 09/01/25	NR/NR*	985,180
	Washington County, Oregon Clean Water Services
4,000,000	5.000%, 10/01/28	Aa3/AA-	4,264,360
	Washington County, Oregon Clean Water Services
	(National Public Finance Guarantee- Financial
	Guaranty Insurance Corporation Insured)
995,000	5.000%, 10/01/13	Aa3/AA	1,045,387
3,525,000	5.125%, 10/01/17	Aa3/AA	3,642,946
	Washington County, Oregon Clean Water Services
	(National Public Finance Guarantee Insured)
2,235,000	5.250%, 10/01/15	Aa3/AA	2,559,343
	Total Water and Sewer Revenue Bonds		67,462,834

	Other Revenue Bonds (1.8%)
	Oregon State Department of Administration Services
	(Lottery Revenue)
2,500,000	5.000%, 04/01/29	Aa3/AAA	2,673,500

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	State of Oregon Revenue Bonds (continued)	S&P	Value
	Oregon State Department of Administration Services
	(Lottery Revenue) (Assured Guaranty Municipal
	Corp. Insured)
$2,700,000	5.000%, 04/01/19	Aa3/AAA	$2,898,288
3,000,000	5.000%, 04/01/27	Aa3/AAA	3,194,430
	Total Other Revenue Bonds		8,766,218
	Total Revenue Bonds		265,190,126

	U.S. Territory Bonds (1.6%)
	Puerto Rico Commonwealth Aqueduct & Sewer
	Authority (Assured Guaranty Municipal Corporation
	Insured)
3,000,000	5.000%, 07/01/28	Aa3/AAA	3,085,440
	Puerto Rico Commonwealth General Obligation
	(National Public Finance Guarantee Insured)
1,270,000	6.000%, 07/01/28	Baa1/A	1,330,312
	Puerto Rico Electric Power Authority
1,000,000	5.250%, 07/01/33	A3/BBB+	998,580
	Puerto Rico Municipal Finance Agency (Assured
	Guaranty Municipal Corp. Insured)
500,000	5.250%, 08/01/16	Aa3/AAA	526,150
	Puerto Rico Sales Tax Financing Corp., Sales Tax
	Revenue First Subordinate Series A
2,000,000	5.750%, 08/01/37	A2/A+	2,125,820
	Total U.S. Territory Bonds		8,066,302

	Total Municipal Bonds (cost $465,757,436-note 4) .	98.8%	484,779,019
	Other assets less liabilities	1.2	5,912,340
	Net Assets	100.0%	$490,691,359

	* Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a credit rating service.

	Fitch Rated
	** AA
	*** A

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010 (unaudited)

Percent of
Portfolio Distribution by Quality Rating	Portfolio†
Aaa of Moody’s or AAA of S&P	24.3%
Pre-refunded bonds ††	16.3
Aa of Moody’s or AA of S&P or Fitch	37.9
A of Moody’s or S&P or Fitch	16.5
Baa of Moody’s or BBB of S&P or Fitch	3.0
Not rated*	2.0
100.0%

† Calculated using the highest rating of the three rating services.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:
NR – Not Rated

Note:
National Public Finance Guarantee (NPFG) was formerly known as National-re and Assured Guaranty Municipal Corp. (AGMC) was formerly known as Financial Security Assurance Inc. (FSA) or Assured Guaranty Corp.

See accompanying notes to financial statement.

TAX-FREE TRUST OF OREGON
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2010 (unaudited)

ASSETS
Investments at value (cost $465,757,436)	$484,779,019
Cash	2,600,655
Interest receivable	6,507,131
Receivable for Trust shares sold	337,158
Receivable for investment securities sold	98,150
Other assets	13,602
Total assets	494,335,715
LIABILITIES
Payable for investment securities purchased	2,533,471
Dividends payable	542,537
Payable for Trust shares redeemed	314,641
Management fees payable	166,715
Distribution and service fees payable	4,538
Accrued expenses	82,454
Total liabilities	3,644,356
NET ASSETS	$490,691,359
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share	$453,139
Additional paid-in capital	471,264,808
Net unrealized appreciation on investments (note 4)	19,021,583
Undistributed net investment income	81,647
Accumulated net realized loss on investments	(129,818)
	$490,691,359

CLASS A
Net Assets	$376,524,454
Capital shares outstanding	34,764,673
Net asset value and redemption price per share	$10.83
Maximum offering price per share (100/96 of $10.83 adjusted to nearest cent)	$11.28

CLASS C
Net Assets	$26,405,268
Capital shares outstanding	2,440,216
Net asset value and offering price per share	$10.82
Redemption price per share (* a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed during the first 12 months after purchase)	$10.82	*

CLASS Y
Net Assets	$87,761,637
Capital shares outstanding	8,109,005
Net asset value, offering and redemption price per share	$10.82

See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2010 (unaudited)

Investment Income:

Interest income		$10,453,267

Expenses:

Management fees (note 3)	$958,265
Distribution and service fees (note 3)	395,714
Transfer and shareholder servicing agent fees	125,410
Trustees’ fees and expenses (note 7)	101,114
Legal fees (note 3)	64,256
Shareholders’ reports and proxy statements	38,983
Custodian fees (note 6)	18,654
Registration fees and dues	17,147
Insurance	12,312
Auditing and tax fees	12,083
Chief compliance officer (note 3)	2,246
Miscellaneous	16,748
	1,762,932
Expenses paid indirectly (note 6)	(72)
Net expenses		1,762,860
Net investment income		8,690,407

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities transactions	455,684
Change in unrealized appreciation on investments	(9,677,507)

Net realized and unrealized gain (loss) on investments		(9,221,823)
Net change in net assets resulting from operations		$(531,416)

See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2010	Year Ended
	(unaudited)	September 30, 2009

OPERATIONS:
Net investment income	$8,690,407	$16,788,363
Net realized gain (loss) from securities transactions	455,684	(404,931)
Change in unrealized appreciation (depreciation) on investments	(9,677,507)	38,092,055
Change in net assets resulting from operations	(531,416)	54,475,487

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(6,935,459)	(13,489,974)

Class C Shares:
Net investment income	(343,514)	(563,484)

Class Y Shares:
Net investment income	(1,685,579)	(2,684,060)
Change in net assets from distributions	(8,964,552)	(16,737,518)

CAPITAL SHARE TRANSACTIONS (note 8):
Proceeds from shares sold	45,492,148	98,215,834
Reinvested dividends and distributions	5,216,861	9,702,017
Cost of shares redeemed	(27,017,215)	(68,906,971)
Change in net assets from capital share transactions	23,691,794	39,010,880

Change in net assets	14,195,826	76,748,849

NET ASSETS:
Beginning of period	476,495,533	399,746,684
End of period*	$490,691,359	$476,495,533

* Includes undistributed net investment income of:	$81,647	$355,792

See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2010 (unaudited)

1. Organization

Tax-Free Trust of Oregon (the “Trust”) is a separate portfolio of The Cascades Trust. The Cascades Trust (the “Business Trust”) is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust is a non-diversified portfolio which commenced operations on June 16, 1986 and until April 5, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold at net asset value plus a sales charge (of varying size depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after 6 years. Class Y Shares are sold only through institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. On January 31, 1998, the Trust established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares may carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS  (continued)
MARCH 31, 2010 (unaudited)

b)
Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments (details of which can be found in the schedule of investments) used to value the Trust’s net assets as of March 31, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs – Municipal Bonds	484,779,019
Level 3 – Significant Unobservable Inputs	–
Total	$484,779,019

c)	Subsequent Events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2010 (unaudited)

e)
Federal income taxes: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2006-2009) and has determined that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On September 30, 2009, the Trust decreased undistributed net investment income by $131,512 and increased paid-in capital by $131,512 due primarily to differing book/tax treatment of distributions and bond amortization. These reclassifications have no effect on net assets or net asset value per share.

i)
Accounting pronouncement: In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact such requirements will have on the Trust’s financial statement disclosures.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2010 (unaudited)

3. Fees and Related Party Transactions

a)  Management Arrangements:

Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust’s accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% of the Trust’s net assets.

FAF Advisors, Inc. (the “Sub-Adviser”) serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust’s portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18% of the Trust’s net assets.

Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

b)  Distribution and Service Fees:

The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.15% of the Trust’s average net assets represented by Class A Shares. For the six months ended March 31, 2010, distribution fees on Class A Shares amounted to $276,800 of which the Distributor retained $15,234.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2010 (unaudited)

Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the six months ended March 31, 2010, amounted to $89,185. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the six months ended March 31, 2010, amounted to $29,729. The total of these payments made with respect to Class C Shares amounted to $118,914, of which the Distributor retained $14,991.

Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Trust’s shares are sold primarily through the facilities of these intermediaries having offices within Oregon, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended March 31, 2010, total commissions on sales of Class A Shares amounted to $561,620 of which the Distributor received $104,309.

c)  Other Related Party Transactions

For the six months ended March 31, 2010, the Trust incurred $64,256 of legal fees allocable to Butzel Long PC, counsel to the Trust, for legal services in conjunction with the Trust’s ongoing operations. The Secretary of the Trust is Of Counsel to that firm.

4. Purchases and Sales of Securities

During the six months ended March 31, 2010, purchases of securities and proceeds from the sales of securities aggregated $47,429,788 and $11,969,826, respectively.

At March 31, 2010, the aggregate tax cost for all securities was $465,545,779. At March 31, 2010, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $21,766,453 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $2,533,213 for a net unrealized appreciation of $19,233,240.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2010 (unaudited)

5. Portfolio Orientation

Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers’ ability to meet their obligations. Two such developments, Measure 5, a 1990 amendment to the Oregon Constitution, as well as Measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. These amendments could have an adverse effect on the general financial condition of certain municipal entities that would impair the ability of certain Oregon issuer’s to pay interest and principal on their obligations.

6. Expenses

The Trust has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. Trustees’ Fees and Expenses

At March 31, 2010 there were 7 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended March 31, 2010 was $78,715. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the six months ended March 31, 2010, such meeting-related expenses amounted to $22,399.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2010 (unaudited)

8. Capital Share Transactions

Transactions in Capital Shares of the Trust were as follows:

	Six Months Ended
	March 31, 2010		Year Ended
	(unaudited)		September 30, 2009
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	2,247,286	$24,440,862	4,697,244	$49,345,864
Reinvested dividends and distributions	408,949	4,440,344	798,336	8,395,301
Cost of shares redeemed	(1,350,302)	(14,700,398)	(4,047,184)	(41,864,254)
Net change	1,305,933	14,180,808	1,448,396	15,876,911
Class C Shares:
Proceeds from shares sold	661,038	7,182,263	935,602	9,948,051
Reinvested dividends and distributions	21,710	235,512	33,668	353,605
Cost of shares redeemed	(230,695)	(2,512,324)	(730,007)	(7,654,529)
Net change	452,053	4,905,451	239,263	2,647,127
Class Y Shares:
Proceeds from shares sold	1,275,189	13,869,023	3,693,383	38,921,919

Reinvested dividends and distributions	49,864	541,005	90,565	953,111
Cost of shares redeemed	(902,427)	(9,804,493)	(1,875,683)	(19,388,188)
Net change	422,626	4,605,535	1,908,265	20,486,842

Total transactions in Trust shares	2,180,612	$23,691,794	3,595,924	$39,010,880

9. Securities Traded on a When-Issued Basis

The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

     TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2010 (unaudited)

10. Income Tax Information and Distributions

The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/or net realized securities gains. Further, a portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. At September 30, 2009, the Trust had a capital loss carry forward of $566,227 of which $32,810 expires in 2016 and $533,417 expires in 2017.

As of September 30, 2009 there were post-October capital loss deferrals of $19,275 which will be recognized in the following year.

The tax character of distributions:

	Year Ended September 30,
	2009	2008
Net tax-exempt income	$16,737,518	$15,881,178
Ordinary income	–	229
Capital gain	–	–
	$16,737,518	$15,881,407

As of September 30, 2009, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation	$29,054,883
Undistributed tax-exempt income	400,642
Accumulated net loss on investments	(566,227)
Other temporary differences	(419,917)
$28,469,381

The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments. The difference between book basis and tax basis undistributed income is due to the timing of distributions.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2010 (unaudited)

11. Ongoing Development

Since December, 2007, municipal bond insurance companies have been under review by the three major rating agencies: Standard & Poor’s, Moody’s and Fitch. The loss of capital due to investments in subprime mortgages by the municipal insurance companies forced rating agencies to downgrade or eliminate the ratings on most of the major municipal bond insurers. As such, only the ratings of Assured Guaranty Municipal Corp. (formerly FSA) and National Public Finance (formerly MBIA) are deemed to be investment grade. Some insurance companies have had their ratings withdrawn by the rating agencies A good example is AMBAC whose ratings were withdrawn by all the rating agencies. Thus, while certain bonds still have insurance, they are no longer rated based upon the ratings of their insurers.

TAX-FREE TRUST OF OREGON
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended
	3/31/10		Year Ended September 30,
	(unaudited)		2009	2008	2007	2006	2005
Net asset value, beginning of period	$11.05		$10.11	$10.68	$10.84	$10.91	$11.01
Income (loss) from investment operations:
Net investment income	0.20	††	0.42 ††	0.42 ††	0.41 †	0.41 †	0.42 †
Net gain (loss) on securities (both realized and unrealized)	(0.22)		0.94	(0.58)	(0.16)	(0.05)	(0.10)
Total from investment operations	(0.02)		1.36	(0.16)	0.25	0.36	0.32
Less distributions (note 10):
Dividends from net investment income	(0.20)		(0.42)	(0.41)	(0.41)	(0.41)	(0.41)
Distributions from capital gains	–		–	–	***	(0.02)	(0.01)
Total distributions	(0.20)		(0.42)	(0.41)	(0.41)	(0.43)	(0.42)
Net asset value, end of period	$10.83		$11.05	$10.11	$10.68	$10.84	$10.91
Total return (not reflecting sales charge)	(0.13	)%*	13.74%	(1.58)%	2.37%	3.42%	2.98%
Ratios/supplemental data
Net assets, end of period (in millions)	$377		$370	$324	$336	$359	$369
Ratio of expenses to average net assets	0.72	%**	0.73%	0.76%	0.75%	0.75%	0.77%

Ratio of net investment income to average net assets	3.64	%**	4.02%	3.89%	3.77%	3.82%	3.79%
Portfolio turnover rate	3	%*	15%	15%	22%	16%	14%
The expense ratios after giving effect to the expense offset for uninvested cash balances were:
Ratio of expenses to average net assets	0.72	%**	0.73%	0.74%	0.74%	0.74%	0.76%

†	Per share amounts have been calculated using the monthly average shares method.
††	Per share amounts have been calculated using the daily average shares method.
*	Not annualized.
**	Annualized.
***	Less than $0.01 per share.

See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C							Class Y

	Six Months							Six Months
	Ended							Ended
	3/31/10		Year Ended September 30,					3/31/10		Year Ended September 30,
	(unaudited)		2009	2008	2007	2006	2005	(unaudited)		2009	2008	2007	2006	2005
Net asset value, beginning of period	$11.04		$10.10	$10.68	$10.84	$10.90	$11.00	$11.04		$10.10	$10.68	$10.84	$10.90	$11.00
Income (loss) from investment operations:
Net investment income	0.15	††	0.33 ††	0.33 ††	0.32 †	0.32 †	0.32 †	0.21	††	0.44 ††	0.43 ††	0.43 †	0.43 †	0.43 †
Net gain (loss) on securities (both realized and unrealized)	(0.21)		0.94	(0.59)	(0.16)	(0.04)	(0.09)	(0.22)		0.93	(0.58)	(0.16)	(0.04)	(0.09)
Total from investment operations	(0.06)		1.27	(0.26)	0.16	0.28	0.23	(0.01)		1.37	(0.15)	0.27	0.39	0.34
Less distributions (note 10):
Dividends from net investment income	(0.16)		(0.33)	(0.32)	(0.32)	(0.32)	(0.32)	(0.21)		(0.43)	(0.43)	(0.43)	(0.43)	(0.43)
Distributions from capital gains	–		–	–	***	(0.02)	(0.01)	–		–	–	***	(0.02)	(0.01))
Total distributions	(0.16)		(0.33)	(0.32)	(0.32)	(0.34)	(0.33)	(0.21)		(0.43)	(0.43)	(0.43)	(0.45)	(0.44))
Net asset value, end of period	$10.82		$11.04	$10.10	$10.68	$10.84	$10.90	$10.82		$11.04	$10.10	$10.68	$10.84	$10.90
Total return	(0.56	)%*#	12.79%#	(2.51)%#	1.51%#	2.64%#	2.10%#	(0.06	)%*	13.92%	(1.52)%	2.52%	3.67%	3.11%
Ratios/supplemental data
Net assets, end of period (in millions)	$26.4		$21.9	$17.7	$25.3	$32.9	$41.9	$87.8		$84.9	$58.4	$49.2	$43.9	$36.0
Ratio of expenses to average net assets	1.57	%**	1.58%	1.61%	1.60%	1.60%	1.62%	0.57	%**	0.58%	0.61%	0.60%	0.60%	0.62%
Ratio of net investment income to average net assets	2.78	%**	3.15%	3.04%	2.92%	2.97%	2.94%	3.79	%**	4.16%	4.04%	3.92%	3.97%	3.95%
Portfolio turnover rate	3	%*	15%	15%	22%	16%	14%	3	%*	15%	15%	22%	16%	14%
The expense ratios after giving effect to the expense offset for uninvested cash balances were:
Ratio of expenses to average net assets	1.57	%**	1.58%	1.59%	1.59%	1.59%	1.61%	0.57	%**	0.58%	0.59%	0.59%	0.59%	0.61%

†	Per share amounts have been calculated using the monthly average shares method.
††	Per share amounts have been calculated using the daily average shares method.
*	Not annualized.
**	Annualized.
***	Less than $0.01 per share.
#	Not reflecting CDSC.

See accompanying notes to financial statements.

Analysis of Expenses (unaudited)

As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below is based on an investment of $1,000 invested on October 1, 2009 and held for the six months ended March 31, 2010.

Actual Expenses

This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended March 31, 2010

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	(0.13)%	$1,000.00	$998.70	$3.59
Class C	(0.56)%	$1,000.00	$994.40	$7.81
Class Y	(0.06)%	$1,000.00	$999.40	$2.84

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.72%, 1.57% and 0.57% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges (“CDSC”) with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended March 31, 2010

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.34	$3.63
Class C	5.00%	$1,000.00	$1,017.10	$7.90
Class Y	5.00%	$1,000.00	$1,022.09	$2.87

(1)
Expenses are equal to the annualized expense ratio of 0.72%, 1.57% and 0.57% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Information Available (unaudited)

Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Manager publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holding schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. The Trust may also disclose other portfolio holdings as of a specified date (currently the Trust discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2009 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

Founders
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Investment Sub-Adviser
FAF ADVISORS, INC.
555 S.W. Oak Street
U.S. Bancorp Tower
Portland, Oregon 97204

Board of Trustees
James A. Gardner, Chair
Diana P. Herrmann, Vice Chair
Gary C. Cornia
Edmund P. Jensen
John W. Mitchell
Ralph R. Shaw
Nancy Wilgenbusch

Officers
Diana P. Herrmann, President
Maryann Bruce, Senior Vice President
Christine L. Neimeth, Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer
Edward M.W. Hines, Secretary

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
PNC GLOBAL INVESTMENT SERVICING
101 Sabin Street
Pawtucket, Rhode Island 02860

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and  procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure  controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required  disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls  subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF OREGON

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee
June 7, 2010

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer
June 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee
June 7, 2010

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
June 7, 2010

TAX-FREE TRUST OF OREGON

EXHIBIT INDEX

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.